RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Allowance for credit losses	$ 5,778	$ 2,255
Hollycon [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	1 year
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	1 year